Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income (loss)	$ 62	$ (46)	$ 17	$ (175)
Items that may be reclassified to net income (loss):
Foreign currency translation	23	275	(31)	638
Cash flow hedges	(7)	63	15	43
Equity accounted investments	5	(8)	(5)	(1)
Items that will not be reclassified to net income (loss):
Securities - fair value through other comprehensive income (loss) ("FVTOCI")	23	(3)	2	(4)
Share of revaluation losses on equity accounted investments	(2)	0	0	0
Total other comprehensive income (loss)	42	327	(19)	676
Total comprehensive income (loss)	104	281	(2)	501
Limited partners
Net loss	(23)	(113)	(86)	(192)
Other comprehensive income (loss)	3	135	(19)	206
Comprehensive (loss) income attributable to limited partners	(20)	22	(105)	14
Redeemable/exchangeable and special limited partnership units
Net loss	(40)	(202)	(152)	(342)
Other comprehensive income (loss)	5	240	(35)	367
Comprehensive (loss) income attributable to redeemable/exchangeable and special limited partnership units	(35)	38	(187)	25
Interests of others in operating subsidiaries and properties
Net income	125	269	255	359
Other comprehensive income (loss)	34	(48)	35	103
Comprehensive (loss) income attributable to interests of others in operating subsidiaries and properties	159	221	290	462
Total comprehensive income (loss)	$ 104	$ 281	$ (2)	$ 501